Supplement to Resource B Prospectus
                    Supplement dated September 8, 2011
             to Prospectus dated May 1, 2002 as supplemented

Effective September 14, 2011, the disclosure set forth below replaces the information under the section titled Inquiries found on page 2 of the prospectus.

INQUIRIES

If you need more information, please contact us at the following:

By Phone:
1-800-796-3872

On the Internet:
http://www.symetra.com

For general correspondence, all written communications, including making additional Purchase Payments, and other transactional inquiries, please contact us at:

Symetra Life Insurance Company
PO Box  305156
Nashville, TN 37230-5156


For Overnight Mail:
Symetra Life Insurance Company
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

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                           Supplement to Resource B
                     Statement of Additional Information
                      Dated May 1, 2002 as supplemented

                      Supplement dated September 8, 2011


Effective September 14, 2011, for a copy of the prospectus please call 1-800-796-3872, or write to us at the Symetra Life Insurance Company, PO Box 305156, Nashville, TN 37230-5156.